Net Income (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Net income (loss)	$ (17,293)	$ (7,674)	$ (1,334)	$ (14,374)	$ (61,537)
Denominator:
Weighted average shares outstanding – basic (in shares)	62,690,869	37,200,000	0	37,200,000	45,082,544
Weighted average shares outstanding – diluted (in shares)	62,690,869	37,200,000	0	37,200,000	45,082,544
Basic net income (loss) per share (in dollars per share)	$ (0.28)	$ (0.21)	$ 0	$ (0.39)	$ (1.36)
Net income (loss) per share, diluted (in dollars per share)	$ (0.28)	$ (0.21)	$ 0	$ (0.39)	$ (1.36)
Antidilutive securities (in shares)	0				0